Note 21 - Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of other non-current liabilities [text block]
	Year ended December 31,
	2017	2016
Post-employment benefits	125,012	125,161
Other-long term benefits	68,244	66,714
Miscellaneous	24,040	21,742
	217,296	213,617

Disclosure of net defined benefit liability (asset) [text block]
	Year ended December 31,
	2017	2016
Values at the beginning of the year	96,229	107,601
Translation differences	2,893	(2,204)
Current service cost	7,851	4,625
Interest cost	5,462	6,371
Curtailments and settlements	21	24
Remeasurements (*)	10,907	(4,501)
Benefits paid from the plan	(22,107)	(13,921)
Other	633	(1,766)
At the end of the year	101,889	96,229
	Year ended December 31,
	2017	2016
Present value of funded obligations	165,486	159,612
Fair value of plan assets	(145,692)	(132,913)
Liability (*)	19,794	26,699
	Year ended December 31,
	2017	2016
At the beginning of the year	159,612	153,974
Translation differences	7,300	384
Current service cost	592	162
Interest cost	6,034	6,403
Remeasurements (*)	3,602	7,753
Benefits paid	(11,654)	(9,064)
At the end of the year	165,486	159,612

Disclosure of actuarial assumptions [text block]
	Year ended December 31,
	2017	2016
Discount rate	1% - 7%	1% - 7%
Rate of compensation increase	0% - 3%	0% - 3%
	Year ended December 31,
	2017	2016
Discount rate	4%	4%
Rate of compensation increase	0% - 3%	0% - 3%

Disclosure of fair value of plan assets [text block]
	Year ended December 31,
	2017	2016
At the beginning of the year	(132,913)	(128,321)
Translation differences	(6,802)	365
Return on plan assets	(5,849)	(7,022)
Remeasurements	(5,874)	(3,022)
Contributions paid to the plan	(6,230)	(4,374)
Benefits paid from the plan	11,654	9,064
Other	323	397
At the end of the year	(145,692)	(132,913)
	Year ended December 31,
	2017	2016
Equity instruments	53.4%	52.4%
Debt instruments	42.9%	43.9%
Others	3.7%	3.7%

Disclosure of other current liabilities [text block]
	Year ended December 31,
	2017	2016
Payroll and social security payable	141,886	125,991
Liabilities with related parties	51	135
Derivative financial instruments	39,799	42,635
Miscellaneous	15,768	15,126
	197,504	183,887